Summary of significant components of current and deferred income tax recovery (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Current income tax recovery (expense)		$ 109	$ (395)
Origination and reversal of temporary differences	2,885	1,291	1,509
Change in unrecognized tax assets	(2,885)	(1,291)	(1,509)
Total income tax recovery (expense)		$ 109	$ (395)